Intangible Liability - Charter Agreements (Tables)	12 Months Ended
Dec. 31, 2017
Text Block [Abstract]
Schedule of Intangible Liability
	December 31, 2017	December 31, 2016
Opening balance	$11,589	$13,693
Amortization in period	(1,807)	(2,104)
Closing balance	$9,782	$11,589